Derivative Financial Instruments - Compound Embedded Derivative - Monte Carlo Assumption (Details) (Monte Carlo Simulation Technique [Member], Compound Embedded Derivative [Member], USD $)	0 Months Ended		12 Months Ended
	Feb. 04, 2013		Dec. 31, 2013		Dec. 31, 2012
Derivative [Line Items]
Fair market value of asset (per share)	$ 0.16	[1]	$ 0.22	[2]
Conversion price (per share)	$ 0.145	[1]	$ 0.20		$ 0.198
Term (in years)			0 years 1 month	[3]
Implied expected life (in years)			0 years 1 month	[4]
Equivalent volatility (percentage)			30.70%	[4]
Risk adjusted interest rate range of inputs (percentage)			10.00%	[5]
Equivalent risk-adjusted interest rate (percentage)			10.00%	[4]
Credit risk-adjusted interest rate (percentage)			15.63%	[6]
Minimum [Member]
Derivative [Line Items]
Volatility range of inputs (percentage)					16.12%	[7]
Maximum [Member]
Derivative [Line Items]
Volatility range of inputs (percentage)					40.17%	[7]

[1]	Monte Carlo inputs are not applicable on the expiration date of February 4, 2013 since only intrinsic value remains. There is no time value left, so the use of an option model is not necessary.
[2]	The fair market value of the asset was determined by using the Company's closing stock price as reflected in the over-the-counter market.
[3]	The term is the contractual remaining term, allocated among twelve equal intervals for purposes of calculating other inputs, such as volatility and risk-free rate.
[4]	The implied expected life, and equivalent volatility and risk-free risk-adjusted interest rate amounts are derived from the MCS.
[5]	Compound Embedded Derivatives bifurcated from debt instruments are expected to contain an element of market interest risk. That is, the risk that market driven interest rates will change during the term of a fixed rate debt instrument.
[6]	The Company utilized a yield approach in developing its credit risk assumption. The yield approach assumes that the investor's yield on the instrument embodies a risk component, generally, equal to the difference between the actual yield and the yield for a similar instrument without regard to risk.
[7]	The Company does not have a market trading history upon which to base its forward-looking volatility. Accordingly, the Company selected peer companies that provided a reasonable basis upon which to calculate volatility for each of the intervals described in (2) above.